NATIXIS FUNDS TRUST I

February 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated February 1, 2024, for the Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 160 that was filed electronically on January 26, 2024.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary